Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (7,230,180)	$ (13,500,918)
Depreciation of vessels	5,825,417	8,501,893
Net loss on sale of vessel		3,191,678
Amortization of deferred charges	61,978	84,236
Losses in investment in joint venture	1,262,204	897,459
Share-based compensation	286,468	367,429
Unrealized gain on derivatives	(341,902)	(882,937)
Other income accrued	(475,000)
Changes in operating assets and liabilities	3,541,086	4,222,768
Net cash provided by operating activities	2,930,071	2,881,608
Cash flows from investing activities:
Contributions to joint venture		(6,250,000)
Proceeds from sale of a vessel		3,569,159
Vessel acquisition and advances for vessels under construction	(33,230,898)	(636,602)
Change in restricted cash	(131,644)	(995,497)
Net cash used in investing activities	(33,362,542)	(4,312,940)
Cash flows from financing activities:
Proceeds from issuance of common stocks, net	14,550,000
Proceeds from issuance of preferred stocks, net	29,700,000
Dividends paid		(1,357,986)
Offering expenses paid	(366,857)
Loan fees paid	(260,000)
Proceeds from long-term debt	23,300,000
Repayment of long-term debts	(9,506,000)	(7,456,000)
Net cash (used in)/ provided by financing activities	57,417,143	(8,813,986)
Net (decrease)/ increase in cash and cash equivalents	26,984,672	(10,245,318)
Cash and cash equivalents at beginning of period	11,400,237	33,374,960
Cash and cash equivalents at end of period	$ 38,384,909	$ 23,129,642